Fair Value of Financial Instruments not carried at Fair Value (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value of Financial Instruments not carried at Fair Value [Abstract]
Estimated Fair Value of the Financial Instruments not carried at Fair Value [text block table]
Estimated fair value of financial instruments not carried at fair value on the balance sheet[1]
	Dec 31, 2021
in € m.	Carrying value	Fair value	Quoted prices in active market (Level 1)	Valuation technique observable parameters (Level 2)	Valuation technique unobservable parameters (Level 3)
Financial assets:
Cash and central bank balances	192,021	192,021	192,021	0	0
Interbank balances (w/o central banks)	7,342	7,342	0	7,342	0
Central bank funds sold and securities purchased under resale agreements	8,368	8,429	0	7,651	778
Securities borrowed	63	63	0	63	0
Loans	472,069	476,674	0	13,682	462,991
Other financial assets	94,588	94,732	9,048	85,335	349
Financial liabilities:
Deposits	604,396	604,645	307	604,338	0
Central bank funds purchased and securities sold under repurchase agreements	747	745	0	745	0
Securities loaned	24	24	0	24	0
Other short-term borrowings	4,034	4,035	0	4,010	25
Other financial liabilities	81,047	81,047	2,023	79,023	0
Long-term debt	144,485	146,871	0	141,189	5,683
Trust preferred securities	528	587	0	587	0

	Dec 31, 2020
in € m.	Carrying value	Fair value	Quoted prices in active market (Level 1)	Valuation technique observable parameters (Level 2)	Valuation technique unobservable parameters (Level 3)
Financial assets:
Cash and central bank balances	166,208	166,208	166,208	0	0
Interbank balances (w/o central banks)	9,130	9,132	866	8,266	0
Central bank funds sold and securities purchased under resale agreements	8,533	8,519	0	7,694	825
Securities borrowed	0	0	0	0	0
Loans	426,691	434,442	0	13,253	421,189
Other financial assets	94,069	94,393	7,714	86,049	629
Financial liabilities:
Deposits	567,745	568,172	66	568,105	0
Central bank funds purchased and securities sold under repurchase agreements	2,325	2,328	0	2,328	0
Securities loaned	1,697	1,697	0	1,697	0
Other short-term borrowings	3,553	3,556	0	3,540	15
Other financial liabilities	96,602	96,602	1,902	94,700	0
Long-term debt	149,163	150,691	0	144,130	6,560
Trust preferred securities	1,321	1,069	0	1,069	0

[1] Amounts generally presented on a gross basis, in line with the Group’s accounting policy regarding offsetting of financial instruments as described in Note 1 “Significant Accounting Policies and Critical Accounting Estimates”.